Stock-Based Compensation Costs (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	$ 1,012,932	$ 956,951	$ 1,921,365	$ 1,922,959	$ 3,472,760	$ 4,523,668
Research and development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	215,388	284,947	387,209	554,750	804,739	979,792
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	$ 797,544	$ 672,004	$ 1,534,156	$ 1,368,209	$ 2,668,021	$ 3,543,876